REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information of Revenue, Expenses, and Operating Income
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Billing and Related Services:
Revenues	$12,593	$13,616	$13,624
Employment compensation (1)	(7,700)	(6,903)	(6,908)
Other segment expenses (2)	(3,296)	(2,662)	(2,093)
Operating income	$1,597	$4,051	$4,623

	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Messaging:
Revenues	$6,864	$7,830	$7,988
Telecom services (3)	(5,681)	(6,620)	(6,917)
Other segment expenses (4)	(694)	(884)	(945)
Operating income	$489	$326	$126

(1)	Includes employee payroll, bonuses, share-based compensation, and other employee related benefits.
(2)	Includes expenses for software license fees to third parties, consumer hardware product costs, and legal-related costs and other expenses.
(3)	Include enterprise and wholesale messaging costs.
(4)	Includes expenses for employment compensation, overhead and related costs, and amortization of intangible assets.